NET REVENUE - Summary of Contract Balances (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Contract liabilities (classified under accrued expenses and other current liabilities)	$ 49,954.4	$ 89,435.4	$ 52,736.4